Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014 debt_instrument	Nov. 30, 2013
Debt Outstanding [Line Items]
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps	52.00%	59.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps	48.00%	41.00%
Export Credit Facilities Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	4.20%
Export Credit Facilities Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	5.50%
Export Credit Facilities Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.80%
Export Credit Facilities Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	4.50%
Export Credit Facilities Floating Rate
Debt Outstanding [Line Items]
Repayments of debt	$ 590
Number of debt instruments repaid	2
Export Credit Facilities Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.40%
Export Credit Facilities Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.60%
Export Credit Facility Euro Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.30%
Export Credit Facility Euro Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.20%
Bank Loans Fixed Rate
Debt Outstanding [Line Items]
Repayments of debt	500
Bank Loans Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Bank Loans Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.00%
Bank Loans Euro Fixed Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.90%
Bank Loans Floating Rate
Debt Outstanding [Line Items]
Long-term debt	250
Principal amount of debt	150
Number of debt instruments restructured	2
Maturity term	1 year
Termination of debt, period of notice	3 days
Termination of debt, period of notice by bank	1 year
Bank Loans Floating Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.70%
Bank Loans Floating Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.20%
Bank Loans Euro Floating Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.70%
Private Placement Notes Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	5.90%
Private Placement Notes Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	6.00%
Private Placement Notes Euro Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	6.90%
Private Placement Notes Euro Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	7.30%
Publicly Traded Notes Fixed Rate | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.20%
Publicly Traded Notes Fixed Rate | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	7.10%
Debt Other | Minimum
Debt Outstanding [Line Items]
Debt instrument, interest rate	3.80%
Debt Other | Maximum
Debt Outstanding [Line Items]
Debt instrument, interest rate	7.30%
U.S. Dollar Denominated Debt
Debt Outstanding [Line Items]
Percentage of total Debt	67.00%	69.00%
Euro Denominated
Debt Outstanding [Line Items]
Percentage of total Debt	33.00%	31.00%
Debt Interest Rate Subject To Credit Rating Changes
Debt Outstanding [Line Items]
Long-term debt	2,400
Debt Used for a Portion of Payment for Regal Princess | Export Credit Facilities Floating Rate
Debt Outstanding [Line Items]
Long-term debt	554
Debt Used for a Portion of Payment of Costa Diadema | Export Credit Facility Euro Floating Rate
Debt Outstanding [Line Items]
Principal amount of debt	498
Debt Used for General Corporate Purposes | Bank Loans Floating Rate
Debt Outstanding [Line Items]
Long-term debt	150
Debt Used for General Corporate Purposes | Bank Loans Euro Floating Rate
Debt Outstanding [Line Items]
Principal amount of debt	$ 275
Termination of debt, period of notice by bank	9 months
Euro Bank Loans
Debt Outstanding [Line Items]
Debt instrument, interest rate	1.30%
Commercial Paper [Member]
Debt Outstanding [Line Items]
Debt instrument, interest rate	0.40%